Campbell Systematic Macro Fund
Consolidated Schedule of Investments
November 30, 2025 (Unaudited)

U.S. TREASURY BILLS – 72.8%	Par	Value
4.19%, 12/04/2025 (a)	$225,000,000	$224,927,532
4.19%, 01/08/2026 (a)	200,000,000	199,198,622
4.03%, 02/05/2026 (a)	240,000,000	238,354,399
3.93%, 03/05/2026 (a)	250,000,000	247,597,778
3.74%, 04/09/2026 (a)	310,000,000	305,932,499
3.72%, 05/14/2026 (a)	200,000,000	196,675,446
TOTAL U.S. TREASURY BILLS (Cost $1,412,403,304)		1,412,686,276

MONEY MARKET FUNDS – 6.5%	Shares	Value
BlackRock Liquidity Funds T-Fund - Institutional Class, 3.86% (b)	126,173,486	126,173,486
TOTAL MONEY MARKET FUNDS (Cost $126,173,486)		126,173,486

TOTAL INVESTMENTS – 79.3% (Cost $1,538,576,790)		1,538,859,762
Other Assets in Excess of Liabilities – 20.7%		402,090,541
TOTAL NET ASSETS - 100.0%		$1,940,950,300

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of November 30, 2025.
(b)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Campbell Systematic Macro Fund
Consolidated Schedule of Futures Contracts
November 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Euribor	8,059	09/14/2026	$2,291,289,814	$(794,063)
Arabica Coffee	152	03/19/2026	21,728,400	85,678
ASX SPI 200 Index	98	12/18/2025	13,842,515	160,744
Austrailian Government 3 Year Bonds	12,459	12/15/2025	864,220,685	(2,968,133)
Brent Crude Oil	1,160	01/30/2026	71,885,200	(190,345)
Canadian 10 Year Government Bonds	8,801	03/20/2026	774,263,795	2,954,799
Copper	374	03/27/2026	49,293,200	1,452,414
Crude Oil	692	12/19/2025	40,516,600	(451,285)
Dow Jones Industrial Average Index	108	12/19/2025	25,781,220	330,162
Euro STOXX 50 Quanto Index	1,257	12/19/2025	82,758,589	114,525
Euro-BTP Italian Government Bonds	637	12/08/2025	89,709,669	74,464
Euro-Bund	1,756	12/08/2025	262,602,291	(249,241)
Feeder Cattle	187	01/29/2026	30,291,662	(2,248,627)
FTSE 100 Index	181	12/19/2025	23,350,356	33,445
FTSE China A50 Index	991	12/30/2025	14,930,406	190,549
FTSE/JSE Top 40 Index	1,423	12/18/2025	86,186,252	(344,375)
FTSE/MIB Index	288	12/19/2025	72,525,499	1,278,732
German Stock Index	44	12/19/2025	30,464,720	(9,562)
Gold	27	02/25/2026	11,488,230	471,593
Hang Seng China Enterprises Index	29	12/30/2025	1,700,931	(5,881)
Hang Seng Index	2	12/30/2025	332,599	(1,393)
IBEX 35 Index	424	12/19/2025	80,598,916	2,180,775
ICE 3 Month SONIA Rate	2,280	12/15/2026	729,155,746	6,230
Japanese 10 Year Government Bonds	932	12/15/2025	806,255,626	(4,793,411)
Live Cattle	802	02/27/2026	69,886,280	(2,197,122)
London Metals - Aluminum(a)	3,983	12/15/2025	284,066,564	17,240,091
London Metals - Aluminum(a)	695	03/16/2026	49,937,314	363,915
London Metals - Copper(a)	1,550	12/15/2025	434,868,775	40,876,726
London Metals - Copper(a)	723	03/16/2026	202,225,269	5,999,750
London Metals - Lead(a)	1,273	12/15/2025	62,005,284	(1,943,085)
London Metals - Lead(a)	98	03/16/2026	4,866,557	(219,254)
London Metals - Nickel(a)	1,235	12/15/2025	108,708,775	(4,423,882)
London Metals - Nickel(a)	508	03/16/2026	45,298,035	(611,218)
London Metals - Zinc(a)	2,750	12/15/2025	217,872,875	16,221,446
London Metals - Zinc(a)	579	03/16/2026	44,225,033	119,409
Long Gilt	1,102	03/27/2026	133,589,019	934,784
Low Sulphur Gas Oil	612	01/12/2026	40,988,700	(1,792,428)
MSCI Singapore Index	2,457	12/30/2025	84,023,579	1,077,408
Nasdaq 100 Index	369	12/19/2025	188,057,160	5,219,740
Natural Gas	73	12/29/2025	3,540,500	62,853
Nifty 50 Index	666	12/30/2025	35,147,484	121,931
NY Harbor ULSD	209	12/31/2025	20,216,612	(1,240,258)
Platinum	458	01/28/2026	38,586,500	2,524,329
Reformulated Gasoline Blendstock	490	12/31/2025	37,486,470	(1,519,797)
Robusta Coffee	57	03/25/2026	2,515,410	12,856
S&P 500 Index	829	12/19/2025	284,326,275	3,952,510
S&P/Toronto Stock Exchange 60 Index	383	12/18/2025	100,956,657	2,832,010
SGX FTSE Taiwan Index	596	12/30/2025	54,241,960	2,327,448
SGX TSI Iron Ore	5,598	01/30/2026	57,211,560	736,512
Silver	49	03/27/2026	14,004,935	1,445,064
Soybeans	1,378	01/14/2026	78,390,975	4,441,126
TOPIX Index	83	12/11/2025	17,957,076	126,353
U.S. Treasury 10 Year Notes	2,212	03/20/2026	250,716,375	(183,695)
U.S. Treasury 5 Year Note	1,828	03/31/2026	200,651,563	(133,683)
U.S. Treasury Long Bonds	507	03/20/2026	59,540,812	12,467
U.S. Treasury Ultra Bonds	292	03/20/2026	35,313,750	124,805
				$89,786,905
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Canadian Overnight Repo Rate Average	(3,038)	06/15/2027	$530,663,566	$(177,504)
3-Month Secured Overnight Financing Rate	(3,414)	06/15/2027	827,766,975	123,523
Austrailian Government 10 Year Bonds	(7,015)	12/15/2025	513,630,914	4,977,818
Australian 90 Day Bank Bills	(2,845)	12/10/2026	1,846,510,721	1,585,814
CAC40 10 Euro Index	(43)	12/19/2025	4,054,966	(69,729)
Canadian Canola Oil	(572)	01/14/2026	5,326,851	(50,475)
Corn No. 2 Yellow	(2,397)	03/13/2026	53,662,837	(1,120,926)
Cotton No.2	(364)	03/09/2026	11,777,220	(205,569)
Crude Soybean Oil	(1,125)	03/13/2026	35,471,250	(805,100)
Euro BUXL 30 Year Bonds	(42)	12/08/2025	5,546,002	15,754
Euro-BOBL	(584)	12/08/2025	79,928,058	(2,624)
Euro-Schatz	(12,301)	12/08/2025	1,526,902,072	232,696
French Government Bonds	(646)	12/08/2025	92,086,539	(263,057)
Hard Red Winter Wheat	(680)	03/13/2026	17,935,000	101,146
ICE European Climate Exchange Emissions	(159)	12/15/2025	15,361,089	(1,418,812)
Lean Hogs	(164)	02/13/2026	5,313,600	(100,219)
London Metals - Aluminum(a)	(3,983)	12/15/2025	284,066,564	(13,178,646)
London Metals - Aluminum(a)	(646)	03/16/2026	46,416,554	(304,193)
London Metals - Copper(a)	(1,550)	12/15/2025	434,868,775	(35,718,940)
London Metals - Copper(a)	(222)	03/16/2026	62,094,066	(2,337,132)
London Metals - Lead(a)	(1,273)	12/15/2025	62,005,284	1,785,310
London Metals - Lead(a)	(935)	03/16/2026	46,430,931	1,075,355
London Metals - Nickel(a)	(1,235)	12/15/2025	108,708,776	3,304,686
London Metals - Nickel(a)	(237)	03/16/2026	21,133,138	(347,178)
London Metals - Zinc(a)	(2,750)	12/15/2025	217,872,875	(15,381,928)
London Metals - Zinc(a)	(955)	03/16/2026	72,944,571	(1,240,528)
MSCI EAFE Index	(45)	12/19/2025	6,342,525	8,759
MSCI Emerging Markets Index	(148)	12/19/2025	10,194,240	164,853
Natural Gas	(1,690)	01/29/2026	38,031,265	1,011,321
Nikkei 225 Index	(29)	12/11/2025	9,329,087	(246,887)
OMXS30 Index	(799)	12/19/2025	23,645,488	(796,504)
Palladium	(267)	03/27/2026	40,218,210	(1,531,919)
Physcial Electricity Index	(339)	01/30/2026	30,424,775	1,462,651
Russell 2000 Index	(140)	12/19/2025	17,535,700	(775,455)
S&P Mid Cap 400 Index	(53)	12/19/2025	17,566,320	(665,079)
Soybean Meal	(2,095)	03/13/2026	67,919,900	65,933
Sugar #11	(246)	02/27/2026	4,190,659	(116,562)
U.S. Treasury 2 Year Notes	(4,962)	03/31/2026	1,036,360,224	301,488
UK Natural Gas	(955)	01/29/2026	26,596,294	899,404
US Cocoa	(205)	03/16/2026	11,283,200	665,241
Wheat	(97)	03/13/2026	2,611,725	(17,555)
				$(59,090,769)
Net Unrealized Appreciation (Depreciation)		$ –	$ –	$30,696,136

The Fund has recorded an asset of $11,280,705 as of November 30, 2025 related to the current day's variation margin related to these contracts.

(a)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts.

Campbell Systematic Macro Fund
Schedule of Forward Currency Contracts
November 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS AG	12/17/2025	AUD	1,680,400,000	USD	1,102,954,350	$(1,847,580)
UBS AG	12/17/2025	BRL	1,827,000,000	USD	331,525,429	9,247,089
UBS AG	12/17/2025	CAD	2,009,100,000	USD	1,445,337,625	(6,131,115)
UBS AG	12/17/2025	CHF	411,850,000	USD	521,408,081	(7,284,199)
UBS AG	12/17/2025	CLP	92,790,000,000	USD	97,557,002	2,454,057
UBS AG	12/17/2025	CNH	353,700,000	USD	50,002,432	103,974
UBS AG	12/17/2025	COP	469,650,000,000	USD	116,102,087	8,665,338
UBS AG	12/17/2025	CZK	8,750,400,000	USD	419,375,371	746,882
UBS AG	12/17/2025	EUR	2,496,550,000	USD	2,918,786,874	(18,789,198)
UBS AG	12/17/2025	GBP	2,036,700,000	USD	2,722,414,390	(26,430,990)
UBS AG	12/17/2025	HUF	131,082,000,000	USD	388,065,298	10,263,630
UBS AG	12/17/2025	IDR	8,591,625,000,000	USD	515,327,608	450,610
UBS AG	12/17/2025	INR	31,723,000,000	USD	357,735,669	(3,431,600)
UBS AG	12/17/2025	JPY	288,759,000,000	USD	1,944,455,515	(91,843,208)
UBS AG	12/17/2025	KRW	194,040,000,000	USD	139,389,985	(7,309,901)
UBS AG	12/17/2025	MXN	10,089,300,000	USD	544,876,987	5,318,530
UBS AG	12/17/2025	NOK	7,769,400,000	USD	773,798,504	(5,956,837)
UBS AG	12/17/2025	NZD	1,081,750,000	USD	627,303,061	(5,872,644)
UBS AG	12/17/2025	PHP	16,329,750,000	USD	279,736,381	(1,402,534)
UBS AG	12/17/2025	PLN	697,200,000	USD	190,799,741	208,306
UBS AG	12/17/2025	SEK	5,192,550,000	USD	552,850,215	(2,188,986)
UBS AG	12/17/2025	SGD	202,572,000	USD	157,027,846	(470,558)
UBS AG	12/17/2025	TWD	5,865,750,000	USD	195,048,280	(7,897,024)
UBS AG	12/17/2025	USD	1,285,323,102	AUD	1,959,750,000	1,168,143
UBS AG	12/17/2025	USD	238,525,869	BRL	1,303,550,000	(4,612,618)
UBS AG	12/17/2025	USD	1,670,836,339	CAD	2,319,300,000	9,419,954
UBS AG	12/17/2025	USD	737,921,326	CHF	586,750,000	5,464,880
UBS AG	12/17/2025	USD	142,272,890	CLP	135,630,000,000	(3,912,044)
UBS AG	12/17/2025	USD	119,512,258	CNH	847,000,000	(476,790)
UBS AG	12/17/2025	USD	4,959,101	COP	19,230,000,000	(149,549)
UBS AG	12/17/2025	USD	297,142,831	CZK	6,205,200,000	(779,847)
UBS AG	12/17/2025	USD	2,744,902,374	EUR	2,351,800,000	13,046,598
UBS AG	12/17/2025	USD	2,622,420,119	GBP	1,964,300,000	22,272,728
UBS AG	12/17/2025	USD	180,098,657	HUF	60,177,000,000	(2,765,809)
UBS AG	12/17/2025	USD	409,054,212	IDR	6,790,525,000,000	1,400,842
UBS AG	12/17/2025	USD	204,175,040	INR	18,158,000,000	1,374,129
UBS AG	12/17/2025	USD	1,617,696,527	JPY	242,653,500,000	60,886,659
UBS AG	12/17/2025	USD	70,658,232	KRW	98,565,000,000	3,566,532
UBS AG	12/17/2025	USD	617,026,806	MXN	11,487,900,000	(9,437,972)
UBS AG	12/17/2025	USD	542,927,721	NOK	5,474,700,000	1,868,853
UBS AG	12/17/2025	USD	1,337,796,253	NZD	2,288,350,000	23,213,128
UBS AG	12/17/2025	USD	187,039,129	PHP	10,942,500,000	528,734
UBS AG	12/17/2025	USD	247,699,935	PLN	905,100,000	(265,330)
UBS AG	12/17/2025	USD	617,518,246	SEK	5,825,850,000	(303,388)
UBS AG	12/17/2025	USD	180,422,138	SGD	231,183,000	1,752,907
UBS AG	12/17/2025	USD	135,214,682	TWD	4,122,900,000	3,670,393
UBS AG	12/17/2025	USD	558,604,267	ZAR	9,708,800,000	(7,959,372)
UBS AG	12/17/2025	ZAR	10,677,200,000	USD	613,427,838	9,647,442
Net Unrealized Appreciation (Depreciation)						$(20,778,755)

AUD - Australian Dollars
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
COP - Colombian Peso
CZK - Czech Republic Koruna
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Campbell Systematic Macro Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$–	$1,412,686,276	$–	$1,412,686,276
Money Market Funds	126,173,486	–	–	126,173,486
Total Investments	$126,173,486	$1,412,686,276	$–	$1,538,859,762

Other Financial Instruments:
Forward Currency Contracts*	$–	$196,740,338	$–	$196,740,338
Futures Contracts*	133,889,395	–	–	133,889,395
Total Other Financial Instruments	$133,889,395	$196,740,338	$–	$330,629,733

Liabilities:
Other Financial Instruments:
Forward Currency Contracts*	$–	$(217,519,093)	$–	$(217,519,093)
Futures Contracts*	(103,193,259)	–	–	(103,193,259)
Total Other Financial Instruments	$(103,193,259)	$(217,519,093)	$–	$(320,712,352)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of November 30, 2025.

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.